Loans and Allowance for Loan Losses - Impairment Methodology (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses:
Individually evaluated for impairment	$ 3,044	$ 5,113
Collectively evaluated for impairment	13,859	13,000
Total	16,903	18,113	$ 12,477	$ 11,652
Loans outstanding:
Individually evaluated for impairment	27,254	37,335
Collectively evaluated for impairment	1,274,879	1,249,632
Total	1,302,133	1,286,967
Commercial, Financial, and Agricultural
Allowance for loan losses:
Individually evaluated for impairment	42	2,187
Collectively evaluated for impairment	2,675	2,934
Total	2,717	5,121	2,918	3,237
Loans outstanding:
Individually evaluated for impairment	341	7,552
Collectively evaluated for impairment	216,873	265,366
Total	217,214	272,918
Real Estate Construction - Residential | Construction
Allowance for loan losses:
Individually evaluated for impairment	0	27
Collectively evaluated for impairment	137	186
Total	137	213	64	140
Loans outstanding:
Individually evaluated for impairment	0	192
Collectively evaluated for impairment	27,920	29,500
Total	27,920	29,692
Real Estate Construction - Residential | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	166	263
Collectively evaluated for impairment	2,316	2,416
Total	2,482	2,679	2,118	2,071
Loans outstanding:
Individually evaluated for impairment	2,391	3,626
Collectively evaluated for impairment	276,955	258,713
Total	279,346	262,339
Real Estate Construction - Commercial | Construction
Allowance for loan losses:
Individually evaluated for impairment	13	28
Collectively evaluated for impairment	575	447
Total	588	475	369	757
Loans outstanding:
Individually evaluated for impairment	105	200
Collectively evaluated for impairment	91,264	77,944
Total	91,369	78,144
Real Estate Construction - Commercial | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	2,815	2,594
Collectively evaluated for impairment	7,847	6,760
Total	10,662	9,354	6,547	4,914
Loans outstanding:
Individually evaluated for impairment	24,357	25,657
Collectively evaluated for impairment	638,899	591,476
Total	663,256	617,133
Installment and other consumer
Allowance for loan losses:
Individually evaluated for impairment	8	14
Collectively evaluated for impairment	248	250
Total	256	264	381	334
Loans outstanding:
Individually evaluated for impairment	60	108
Collectively evaluated for impairment	22,968	26,633
Total	23,028	26,741
Un- allocated
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	61	7
Total	61	7	$ 80	$ 199
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0